PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Dec. 31, 2021	Oct. 31, 2021
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment, net consisted of the following (in thousands):

	July 31, 2022	October 31, 2021
Laboratory equipment	$179	$179
Computer equipment	241	241
Total property and equipment	420	420
Accumulated depreciation	(347)	(302)
Net property and equipment	$73	$118

Property and equipment consist of the following (in thousands):

	October 31,
	2021	2020
Leasehold improvements	$-	$2,335
Laboratory equipment	179	1,218
Furniture and fixtures	-	744
Computer equipment	241	409
Construction in progress	-	19
Total property and equipment	420	4,725
Accumulated depreciation and amortization	(302)	(2,332)
Net property and equipment	$118	$2,393

Ayala Pharmaceuticals Inc [Member]
SCHEDULE OF PROPERTY AND EQUIPMENT

	December 31,	December 31,
	2021	2020
	(in thousands)
Cost:
Computers and Software	$73	$73
Lab Equipment	294	293
Office Furniture and Equipment	146	142
Leasehold Improvements	1,105	1,105
	1,618	1,613
Less: Accumulated Depreciation	498	330
Property and Equipment, Net	$1,120	$1,283